Schedule of Operating Lease Right of Use Asset (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Lease Right-of-use Assets And Lease Liabilities
Operating lease right of use asset, Balance		$ 408,699	[1]	$ 446,957
Addition		31,378		20,055
Remeasurement				(6,087)
Less: Accumulated amortization		(35,576)		(34,970)
Foreign exchange translation (loss) gain		10,502		(17,256)
Operating lease right of use asset, Balance	[1]	$ 415,003		$ 408,699

[1]	Operating lease right-of-use assets are measured at a cost of $510,430 and $466,296 and less accumulated amortization of $95,427 and $57,597 as of December 31, 2024, and 2023, respectively.